Contingent liabilities, contractual commitments and guarantees (Details) - GBP (£) £ in Millions	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		£ 22,358	£ 22,217
Commitments		128,006	131,829
Off-balance sheet commitments		25,680	25,736
In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		20,088	19,413
By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,252	2,536
Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		25,706	25,761
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		124,582	127,959
IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		124,640	128,017
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments		1,588	1,919
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments		32,672	38,704
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments		93,746	91,206
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		6,242	6,213
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		6,242	6,213
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		121,715	125,574
Loans and other credit-related commitments | IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments		121,764	125,616
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,876	2,401
Financial guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		2,413	1,981
Financial guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		463	420
Performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		19,464	19,548
Performance and other guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		17,675	17,432
Performance and other guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		1,789	2,116
Other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities		£ 18	268
Tax contingent liability
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities			£ 262
Tax contingent liability | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities				£ 262
Payments for contingent liabilities	£ 262